Financial Assets - Summary of Securities at Fair Value through Profit or Loss (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	¥ 136,809	¥ 209,124
Debt securities [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	82,891	154,406
Debt securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	26,776	19,512
Debt securities [member] | Listed overseas [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	292	89
Debt securities [member] | Unlisted [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	55,823	134,805
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	2,081	380
Debt securities [member] | Government agency bonds [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	9,084	6,762
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	66,915	144,131
Debt securities [member] | Others [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	4,811	3,133
Equity securities [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	53,918	54,718
Equity securities [member] | Listed in Mainland, PRC [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	39,442	37,614
Equity securities [member] | Listed overseas [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	7,187	6,284
Equity securities [member] | Listed in Hong Kong, PRC [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	79	74
Equity securities [member] | Unlisted [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	7,210	10,746
Equity securities [member] | Funds [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	9,892	14,683
Equity securities [member] | Common stocks [member]
Disclosure of financial assets [Line Items]
Securities at fair value through profit or loss	¥ 44,026	¥ 40,035